Accrued Expenses and Other Liabilities (Details) $ in Millions	1 Months Ended
Apr. 30, 2025 USD ($)
Accrued Expenses and Other Liabilities [Line Items]
Award requires	$ 2.8
Auto Services Group Limited (“ASGL”) [Member]
Accrued Expenses and Other Liabilities [Line Items]
Interest rate	9.00%